Segment Information (Long-Lived Asset Information) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Long-lived assets	$ 371,792	$ 345,664
United States [Member]
Long-lived assets	98,717	100,342
Other Americas [Member]
Long-lived assets	2,579	2,154
Total Americas [Member]
Long-lived assets	101,296	102,496
Europe [Member]
Long-lived assets	259,220	231,405
Asia Pacific and Rest of World [Member]
Long-lived assets	$ 11,276	$ 11,763